Note 12 Financial Instruments Designated At Fair Value Through Profit Or Loss (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial assets and liabilities designated at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss	€ 1,092	€ 1,117	€ 1,214
Customer deposits at fair value through profit or loss	809	902	944
Debt securities designated at fair value through profit or loss	3,396	4,531	4,656
Other Financial Liabilities At Fair Value Through Profit Or Loss	5,479	4,617	4,410
Financial liabilities at fair value through profit or loss	€ 9,683	€ 10,050	€ 10,010